Schedule of Carrying Amount and Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Term Loan [Member] | Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	$ 3,054	[1]	$ 2,881	[1]		[2]
Term Loan [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	3,565	[1]	3,314	[1]		[2]
Line of Credit [Member] | Fair Value, Inputs, Level 2 [Member] | Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	2,171	[3]	1,741	[3]	11,444	[4]
Line of Credit [Member] | Fair Value, Inputs, Level 2 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	$ 2,171	[3]	$ 1,741	[3]	$ 11,444	[4]

[1]	the fair value estimates are based on unobservable inputs reflecting management’s assumptions about inputs used in pricing the asset or liability
[2]	the fair value estimates are based on unobservable inputs reflecting management’s assumptions about inputs used in pricing the asset or liability
[3]	the fair value estimates are based upon observable market data
[4]	the fair value estimates are based upon observable market data